Provisions - Schedule of Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash:
Total	¥ 123,584	¥ 73,835	¥ 56,915
Non-Cash:
Depreciation and impairment	4,548	7,523	2,320
Total	128,133	81,358	59,234
Severance
Cash:
Total	62,595	13,685	10,605
Consulting fees
Cash:
Total	16,205	11,528	12,709
Other
Cash:
Total	¥ 44,784	¥ 48,622	¥ 33,601